6. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	DUE TO RELATED PARTIES During the three months June 30, 2017 we accrued unpaid Board fees of $18,750 owed to our outside directors as of June 30, 2017.

DUE TO RELATED PARTIES

Historically, certain of our officers and other related parties have advanced us funds, agreed to defer compensation and/or paid expenses on our behalf to cover working capital deficiencies. There were no such related party transactions during the fiscal year ended March 31, 2017 except that we had accrued unpaid Board fees of $28,250 owed to our outside directors as of March 31, 2017.